CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Cash Flows From Operating Activities:
Net income	$ 233,763	$ 203,168	$ 181,127
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	51,939	52,385	61,823
Amortization	21,759	20,368	22,430
Net Loss Upon Deconsolidation of SPHC			7,946
Other-than-temporary impairments on marketable securities	1,604	693	260
Deferred income taxes	(7,088)	7,708	32,485
Stock-based compensation expense	13,904	12,282	10,030
Other	(6,590)	(1,086)	(1,768)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
Decrease (increase) in receivables	980	(70,440)	(17,748)
Decrease (increase) in inventory	7,115	(71,523)	(15,059)
Decrease (increase) in prepaid expenses and other current and long-term assets	17,857	(22,645)	2,230
Increase in accounts payable	13,635	55,896	19,638
Increase in accrued compensation and benefits	3,162	19,564	7,206
(Decrease) in accrued loss reserves	(4,909)	(8,198)	(2,705)
Increase in other accrued liabilities	43,650	41,263	42,079
Payments made for asbestos-related claims			(92,621)
Other	(95,909)	(1,269)	(53,417)
Cash From Operating Activities	294,872	238,166	203,936
Cash Flows From Investing Activities:
Capital expenditures	(71,615)	(39,826)	(23,241)
Acquisition of businesses, net of cash acquired	(163,414)	(38,972)	(73,985)
Purchase of marketable securities	(69,824)	(92,060)	(105,364)
Proceeds from sales of marketable securities	51,415	77,035	93,972
Proceeds from sales of assets and businesses	2,171	1,301	1,892
Decrease in cash due to deconsolidation of SPHC			(18,568)
Investment in unconsolidated affiliates	(31,842)	(9,315)	(2,745)
Other	15,787	(4,103)	1,086
Cash (Used For) Investing Activities	(267,322)	(105,940)	(126,953)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	27,894	200,499	314,059
Reductions of long-term and short-term debt	(36,128)	(24,502)	(319,642)
Cash dividends	(112,153)	(108,585)	(105,430)
Repurchase of stock	(6,985)	(21,811)	(2,283)
Exercise of stock options	9,931	12,116	14,667
Cash From (Used For) Financing Activities	(117,441)	57,717	(98,629)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(29,152)	29,713	(16,386)
Net Change in Cash and Cash Equivalents	(119,043)	219,656	(38,032)
Cash and Cash Equivalents at Beginning of Period	435,011	215,355	253,387
Cash and Cash Equivalents at End of Period	315,968	435,011	215,355
Cash paid during the year for:
Interest	70,517	62,892	53,897
Income taxes	96,067	65,935	45,090
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Debt from business combinations	$ 3,858		$ 2,991